Accounts and Notes Receivable (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Receivables [Abstract]
Schedule of Accounts and Notes Receivable
	March 31, 2020	December 31, 2019
Accounts Receivable	$1,302,564	$1,370,258
Less Reserve for uncollectable accounts	(82,000)	(82,000)
Accounts Receivable (Net)	$1,220,564	$1,288,258

	December 31, 2019	December 31, 2017
Accounts Receivable	$1,370,258	$564,261
Less Reserve for uncollectable accounts	(82,000)	(57,000)
Accounts Receivable (Net)	$1,288,258	$507,261

Schedule of Lease Receivable Asset
	March 31, 2020	December 31, 2019
Lease asset	$217,584	$217,584
Our Accounts Receivable is pledged to Nations Interbanc, our line of credit.
	December 31, 2019	December 31, 2017
Lease asset	$217,584	$217,584